Significant Accounting Policies - Schedule of Lease Cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flow, Operating Activities, Lessee [Abstract]
Cash payments for operating leases	¥ 206,518	¥ 200,376	¥ 161,997
Right-of-use assets obtained/(released) in exchange for operating lease liabilities	¥ (60,910)	¥ 467,765	¥ 152,481